OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 897	$ 138
Prepaid expenses	5,151	222
Advances to suppliers	5,734	0
Other receivables	380	68
Total	$ 12,162	$ 428